Leases - Summary of Carrying Amounts of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Lease liabilities, Beginning balance	€ 25,621	€ 26,140
Additions	2,837	5,599
Accretion of interest	585	624	€ 626
Payments	(6,498)	(5,906)	(4,741)
Early terminated contracts	(150)
Exchange difference	732	(836)
Lease liabilities, Ending balance	23,127	25,621	€ 26,140
Lease liabilities, Current	5,553	5,435
Lease liabilities, Non-current	€ 17,574	€ 20,186